Note 20 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Reported Value Measurement [Member]
Investment in interest-earning time deposits	$ 912	$ 912
Loans held for sale	60,956	64,281
Loans receivable, net	535,641	531,471
Individually evaluated loans	5,057	3,222
Deposits	597,278	553,252
Senior debt	9,619
Subordinated debt	8,000	22,000
FHLB long-term borrowings		2,855
Estimate of Fair Value Measurement [Member]
Investment in interest-earning time deposits	936	964
Loans held for sale	63,308	65,624
Loans receivable, net	533,964	515,073
Individually evaluated loans	5,057	3,222
Deposits	604,465	560,701
Senior debt	9,763
Subordinated debt	7,760	21,733
FHLB long-term borrowings		2,848
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Investment in interest-earning time deposits	0	0
Loans held for sale	0	0
Loans receivable, net	0	0
Individually evaluated loans	0
Deposits	242,561	270,361
Senior debt	0
Subordinated debt	0	0
FHLB long-term borrowings		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Investment in interest-earning time deposits	0	0
Loans held for sale	63,308	65,624
Loans receivable, net	0	0
Individually evaluated loans	0
Deposits	0	0
Senior debt	0
Subordinated debt	0	0
FHLB long-term borrowings		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Investment in interest-earning time deposits	936	964
Loans held for sale	0	0
Loans receivable, net	533,964	515,073
Individually evaluated loans	5,057	3,222
Deposits	361,904	290,340
Senior debt	9,763
Subordinated debt	$ 7,760	21,733
FHLB long-term borrowings		$ 2,848